Note 14 - Shareholders' Equity (Details Textual) - JPY (¥) ¥ / shares in Units, ¥ in Thousands								1 Months Ended					12 Months Ended
	Nov. 09, 2015	Jul. 13, 2015	Nov. 07, 2014	Jul. 10, 2014	Jan. 01, 2014	Nov. 08, 2013	Jul. 11, 2013	Jun. 26, 2015	Jun. 25, 2014	Aug. 31, 2013	Jul. 31, 2013	Jun. 26, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Jun. 28, 2011	Jun. 28, 2006
Directors and Executive Officers [Member]
Options Exercisable Service Period													1 year
Options Exercisable Expiration Period													29 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		151		128			89
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		¥ 369,200		¥ 422,600			¥ 647,000
IIJ Exlayer [Member]
Treasury Stock Alloted During Period Shares Acquisition					104
Net Assets Minimum Requirement After Dividends													¥ 3,000
Adjustments to Additional Paid in Capital to Eliminate Accumulated Deficit																	¥ 21,980,395
Adjustments Common Stock to Eliminate Accumulated Deficit																	¥ 2,539,222
Percentage of Dividends Appropriated as Legal Reserve													10.00%
Additional Paid in Capital Percentage of Common Stock													25.00%
Retained Earnings Available for Dividends Under the Company Act													¥ 24,895,644
Retained Earnings, Undistributed Earnings from Equity Method Investees													¥ 869,770
Stock Issued During Period, Shares, New Issues										700,000	4,700,000
Sale of Stock, Price Per Share										¥ 3,208	¥ 3,346
Share Price											¥ 3,208
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs										¥ 51,996
Proceeds from Issuance of Common Stock										¥ 17,271,204					¥ 17,271,204
Common Stock, Dividends, Per Share, Declared	¥ 11		¥ 11			¥ 11		¥ 11	¥ 11			¥ 10
Dividends	¥ 505,479		¥ 505,365			¥ 505,329		¥ 505,365	¥ 505,330			¥ 405,368
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price													¥ 1	¥ 1	¥ 1	¥ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													151	128
Allocated Share-based Compensation Expense													¥ 55,337	¥ 54,965	¥ 53,542
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized													¥ 13,937